Incentive Stock Plans (Details) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended							12 Months Ended				0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 RSUs	Sep. 30, 2013 2013 Incentive Award Plan	Sep. 30, 2013 2013 Incentive Award Plan RSUs	Sep. 30, 2013 Maximum 2013 Incentive Award Plan	Sep. 30, 2013 Maximum 2013 Incentive Award Plan Non-employee directors	Sep. 30, 2013 Class B limited partners	Sep. 30, 2012 Class B limited partners	Dec. 31, 2012 Class B limited partners	Dec. 31, 2011 Class B limited partners	Dec. 31, 2012 Class B limited partners Maximum	Dec. 31, 2012 Class B limited partners Minimum	Aug. 07, 2013 Holdings
Incentive stock plans
Aggregate shares of common stock available for issuance under the 2013 stock incentive plan						8,400,000						100,000
Aggregate shares of common stock available for issuance under the 2013 stock incentive plan at January 1, 2014 under first condition								12,000,000
Percentage increase to shares of common stock available for issuance under the 2013 stock incentive plan at January 1, 2014 under second condition								4.00%
Grant date fair value of awards									$ 700,000
Remaining shares available for grant						7,776,087						6,200
Non-cash equity-based compensation expense	1,799,000	118,000	152,000	106,000		492,000				1,300,000	186,000	152,000	106,000			1,500,000
Capitalized non-cash equity-based compensation expense			93,000			37,000				421,000	68,000
Vesting period of RSU's							3 years							5 years	4 years
Unvested RSUs
Outstanding at beginning of period										50,212	68,662	68,662	82,153
Granted (in shares)							623,913					2,195	9,050
Outstanding at ending of period							623,913					50,212	68,662
Weighted - Average Grant Date Fair Value
Outstanding at beginning of period										$ 22.07	$ 15.93	$ 15.93
Granted (in dollars per share)							$ 32.21					$ 128.94	$ 134.84
Outstanding at the end of the period							$ 32.21					$ 22.07	$ 15.93
Additional disclosure
Unvested RSUs granted, vesting of which is dependent on passage of specified time and continued employment condition (in shares)							396,413
Unvested RSUs granted, vesting of which is dependent on passage of specified time and continued employment and also on performance condition (in shares)							227,500
Unvested RSUs subject to variable accounting (in shares)					0
Total unrecognized compensation cost related to unvested RSU's							$ 17,900,000					$ 1,000,000
Weighted-average period for recognition of unrecognized compensation cost							2 years 9 months 18 days					3 years 8 months 12 days